Simplify Macro Strategy ETF
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 80.3%
iShares Gold Trust* ............................................................ 54,228 $ 1,897,438
Simplify Aggregate Bond ETF(a)(b) ............................................... 101,565 2,166,382
Simplify Commodities Strategy No K-1 ETF(a) ...................................... 88,056 2,242,223
Simplify High Yield PLUS Credit Hedge ETF(a)(b) .................................... 273,314 5,903,582
Simplify Intermediate Term Treasury Futures Strategy ETF(a)(b) ........................ 137,116 1,742,744
Simplify Managed Futures Strategy ETF(a)(b) ....................................... 186,574 5,140,114
Simplify Market Neutral Equity Long/Short ETF*(a) ................................... 67,056 1,663,659
Simplify Short Term Treasury Futures Strategy ETF(a)(b) .............................. 266,213 5,814,092
Total Exchange-Traded Funds (Cost $27,925,752) ................................................. 26,570,234
Principal
U.S. Treasury Inflation Indexed Bonds – 9.3%
U.S. Treasury Inflation Indexed Bond, 0.13%, 2/15/2052(b)
(Cost $3,290,019) ........................................................... $ 5,100,000 3,071,772
U.S. Treasury Bills – 5.8%
U.S. Treasury Bill, 5.40%, 10/3/2023(c) ............................................ $ 1,000,000 999,854
U.S. Treasury Bill, 5.54%, 3/28/2024(c) ............................................ 950,000 925,054
Total U.S. Treasury Bills (Cost $1,924,638) ....................................................... 1,924,908
Number of
Contracts Notional Amount
Purchased Options – 4.1%
Calls – Exchange-Traded – 0.5%
CBOE Volatility Index, October Strike Price $35, Expires 10/18/23 ......... 963 $ 3,370,500 19,741
CME 3-Month SOFR Futures, December Strike Price $95, Expires 12/15/23 . 450 106,312,500 135,000
154,741
Puts – Exchange-Traded – 3.6%
AutoNation, Inc., October Strike Price $110, Expires 10/20/23 ............ 100 1,100,000 1,300
Carvana Co., October Strike Price $55, Expires 10/20/23 ................ 88 484,000 120,120
iShares Russell 2000 ETF, December Strike Price $165, Expires 12/29/23 .. 1,321 21,796,500 357,330
NVIDIA Corp., October Strike Price $300, Expires 10/20/23 .............. 307 9,210,000 3,531
SPDR S&P 500, December Strike Price $330, Expires 12/29/23 .......... 881 29,073,000 69,159
SPDR S&P 500, December Strike Price $390, Expires 12/29/23 .......... 1,762 68,718,000 645,773
1,197,213
Total Purchased Options (Cost $2,092,552) ......................................................... 1,351,954
Shares
Money Market Funds – 0.3%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 5.20%(d)
(Cost $107,749) ............................................................. 107,749 107,749
Total Investments – 99.8%
(Cost $35,340,710) .......................................................................... $ 33,026,617
Other Assets in Excess of Liabilities – 0.2% ......................................................... 56,133
Net Assets – 100.0% .......................................................................... $ 33,082,750

Simplify Macro Strategy ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)
2
Number of
Contracts Notional Amount Value
Written Options – (2.8)%
Calls – Exchange-Traded – (0.2)%
Carvana Co., October Strike Price $55, Expires 10/20/23 ................ (88) $ (484,000) $ (6,556)
CBOE Volatility Index, October Strike Price $55, Expires 10/18/23 ......... (963) (5,296,500) (8,667)
CME 3-Month SOFR Futures, December Strike Price $95, Expires 12/15/23 . (1,350) (320,625,000) (75,938)
(91,161)
Puts – Exchange-Traded – (2.6)%
iShares Russell 2000 ETF, December Strike Price $150, Expires 12/29/23 .. (2,642) (39,630,000) (261,558)
SPDR S&P 500, December Strike Price $350, Expires 12/29/23 .......... (1,762) (61,670,000) (211,440)
SPDR S&P 500, December Strike Price $370, Expires 12/29/23 .......... (1,762) (65,194,000) (359,448)
(832,446)
Total Written Options (Premiums Received $1,529,707) ............................................... $ (923,607)
* Non Income Producing
(a) Affiliated fund managed by Simplify Asset Management Inc.
(b) Securities with an aggregate market value of $13,033,595 have been pledged as collateral for options as of September 30, 2023.
(c) Represents a zero coupon bond. Rate shown reflects the effective yield.
(d) Rate shown reflects the 7-day yield as of September 30, 2023.

Simplify Macro Strategy ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)
3
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital Gain
Distributions
Simplify
Aggregate
Bond ETF $ 2,397,076 $ 1,006,275 $ (1,079,191) $ (39,041) $ (118,737) $ 2,166,382 101,565 $ 79,531 $ —
Simplify
Commodities
Strategy No
K-1 ETF 3,245,076 — (1,106,459) 23,389 80,217 2,242,223 88,056 10,000 —
Simplify High
Yield PLUS
Credit
Hedge ETF 8,900,355 — (2,923,795) 29,283 (102,261) 5,903,582 273,314 107,012 —
Simplify
Intermediate
Term
Treasury
Futures
Strategy
ETF 3,006,326 — (905,272) (142,882) (215,428) 1,742,744 137,116 19,057 —
Simplify Managed
Futures
Strategy
ETF 7,095,936 — (2,450,562) 215,800 278,940 5,140,114 186,574 21,187 —
Simplify Market
Neutral
Equity Long/
Short ETF 2,461,750 — (797,633) (26,496) 26,038 1,663,659 67,056 — —
Simplify Short
Term
Treasury
Futures
Strategy
ETF 7,990,232 1,004,156 (2,881,266) (207,571) (91,459) 5,814,092 266,213 73,998 —
Simplify Volatility
Premium
ETF 2,740,253 — (2,758,056) 135,519 (117,716) — — — —
$ 37,837,004 $ 2,010,431 $ (14,902,234) $ (11,999) $ (260,406) $ 24,672,796 1,119,894 $ 310,785 $ —
At September 30, 2023, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
3 Month SOFR Future ............................. 450 $ 106,368,750 3/19/24 $ (64,067)

Simplify Macro Strategy ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)
4
Summary of Investment Type
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 80.3%
U.S. Treasury Inflation Indexed Bonds ................................................................ 9.3%
U.S. Treasury Bills ................................................................................ 5.8%
Purchased Options ............................................................................... 4.1%
Money Market Funds ............................................................................. 0.3%
Total Investments ................................................................................ 99.8%
Other Assets in Excess of Liabilities .................................................................. 0.2%
Net Assets ..................................................................................... 100.0%